Document and Entity Information	12 Months Ended
Dec. 31, 2013
Entity Registrant Name	Yandex N.V.
Entity Central Index Key	0001513845
Document Type	20-F
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Common Class A
Entity Common Stock, Shares Outstanding	256,998,308
Common Class B
Entity Common Stock, Shares Outstanding	72,923,447